NRM INVESTMENT COMPANY
                            ROSEMONT BUSINESS CAMPUS
                          ROSEMONT, PENNSYLVANIA 19010


                                October 30, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

     Re: Rule 24f-2 Notice for NRM Investment Company
         Registration Statement No. 2-66073

Gentlemen:

     In connection with the above captioned Registration Statement with respect to which the Corporation has filed a declaration authorized by paragraph (a)(1) of Rule 24f-2 under the Investment Company Act of 1940, we are hereby filing a Rule 24f-2 Notive to inform you of the following:

       (i) the fiscal year end for which the notice is filed:          08/31/96

      (ii) the number of securities of the same class or series
           which had been registered under the Securities Act of
           1933 other than pursuant to Rule 24f-2 but which
           remained unsold at the beginning of such fiscal year:           0

     (iii) the number of securities registered during such fiscal
           year other than pursuant to Rule 24f-2:                         0

      (iv) the number of securities sold durng such fiscal year
           (Note 1):                                                     19.6

       (v) the number of securities sold during the fiscal year
           in reliance upon registration pursuant to Rule 24f-2:         19.6


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Securities and Exchange Commission
October 30, 1995
Page 2


     We also encourage the opinion of counsel required by paragraph (b)(1)(v) of Rule 24f-2.


                                            Very truly yours,

                                            NRM INVESTMENT COMPANY

                                            Thomas F. Kilcullen
                                            Treasurer

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                      HENDERSON, WETHERILL, O'HEY & HORSEY

Note 1
------

Actual Aggregate Sale Price for which such securities were
   sold during such fiscal year ........................................ $78.31

Less difference of:

     (A) Actual aggregate redemption or repurchase price of
         such securities redeemed or repurchased during such
         fiscal year ................................................... $  0

     (B) Actual aggregate redemption or repurchase price of
         such redeemed or repurchased securities previously
         applied pursuant to Section 24(e)(1) ..........................  - 0 -

Actual Aggregate Sale Price pursuant to Rule 24f-2(c) .................. $78.31

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